SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jul. 31, 2014	Apr. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

SUBSEQUENT EVENTS:

The Company’s financial statements were available to be issued on November 12, 2014, the date through which subsequent events have been evaluated.

Subsequent to July 31, 2014:

a)	The Company received an aggregate of $450,000 of Promissory Notes (Note 4).

b)	On August 12, 2014, the Company settled $211,937 of interest payable on the Promissory Notes (Note 4) by the issuance of 741,233 common shares. The interest settled was for the period from January 1, 2014 to May 31, 2014.

SUBSEQUENT EVENTS:

The Company has reviewed events occurring up to November 12, 2014 representing the date the financial statements were available to be issued.

Subsequent to April 30, 2014:

a)	The Company received an aggregate of $900,000 of Promissory Notes (Note 6).

b)	On May 23, 2014, the Company granted 300,000 options to a consultant of the Company at an exercise price of CDN$0.25 per share up to May 23, 2019. These options vested on the date of grant.

c)	On July 31, 2014, the Company issued 412,193 bonus shares and bonus share purchase warrants to the Lender of the Promissory Notes (Note 6) covering advances from January 1, 2014 to June 30, 2014. At April 30, 2014, the Company had recorded $79,223 as a commitment to issue 313,350 bonus shares covering advances from January 1, 2014 to April 30, 2014. The July 31, 2014 share issuance settled the commitment to issue shares.

d)	On August 12, 2014, the Company settled $211,937 of interest payable on the Promissory Notes by the issuance of 741,233 common shares. The interest settled was for the period from January 1, 2014 to May 31, 2014.

e) 100,000 stock options were exercised for gross proceeds of $9,185.